SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Emerging Growth Company, Minimum expected Revenue	$ 1,070,000,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,705,300	11,220,545
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,625,192	4,919,982